Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Incentives stock plan
As of December 31, 2019
	Share Grants Approved	Options Outstanding	Shares Available for Award
2018 Incentive Stock Plan	50,000,000	20,150,000	29,850,000
Total	50,000,000	20,150,000	29,850,000

Schedule of fair value of option awards
	For the year ended December 31,
	2019	2018
Expected life (years)	5.5 - 6.75	5.2 - 10
Dividend yield	0%	0%
Expected volatility	232%	80% - 275%
Risk free interest rates	2.47%	3.1% - 3.33%
Weighted average fair value of options at grant date	$0.3400	$0.0597

Schedule of stock options
	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2017	14,000,000	$0.1357
Granted	13,750,000	$0.0711
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2018	27,750,000	$0.1037
Granted	6,650,000	$0.3543
Exercised	-	$-
Forfeited or expired	(3,000,000)	$0.2500
Outstanding at December 31, 2019	31,400,000	$0.1428
Exercisable at December 31, 2019	19,085,000	$0.0616